Leases and Contingencies - Schedule of Future Minimum Payments under Non-cancelable Operating Leases (Details)	Dec. 31, 2020 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2021	$ 1,287,585
2022	531,839
2023	97,378
Total lease payments	1,916,803
Less: interest	(121,665)
Present value of lease payments	$ 1,795,138